Income Taxes - Movement of valuation allowance (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Valuation Allowance [Abstract]
Balance as of January 1	¥ 56,542,077	$ 8,197,831	¥ 63,563,642	¥ 67,843,392
Additions (utilization)	(6,799,359)	(985,814)	(6,223,503)	(2,837,821)
Write-offs	(27,158,517)	(3,937,615)	(798,062)	(1,441,929)
Balance as of December 31	¥ 36,182,919	$ 5,246,030	¥ 56,542,077	¥ 63,563,642